UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Windcrest Discovery Investments LLC

Address:  57 Danbury Road - Suite 204
          Wilton, CT 06897

13F File Number: 028-11649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David Edwards
Title:    Managing Member
Phone:    (203) 529-4300


Signature, Place and Date of Signing:

/s/ David Edwards                  Wilton, CT                   May 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  85

Form 13F Information Table Value Total: $103,683
                                      (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number                Name

1          028-12175                           WD Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2     COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6     COLUMN 7          COLUMN 8

                               TITLE                     VALUE    SHRS OR   SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP       (x1000)  PRN AMT   PRN CALL  DISCRETION    MANAGERS    SOLE  SHARED   NONE
--------------                 --------      -----       -------  -------   --- ----  ----------    --------    ----  ------   ----
AEROVIRONMENT INC              COM           008073108     978     47,800   SH       SHARED-DEFINED   1         47,800
AFFILIATED MANAGERS GROUP      COM           008252108   1,670     18,400   SH       SHARED-DEFINED   1         18,400
AMEDISYS INC                   COM           023436108     582     14,800   SH       SHARED-DEFINED   1         14,800
AMERICAN SCIENCE & ENGR INC    COM           029429107   1,141     20,900   SH       SHARED-DEFINED   1         20,900
AMERIGROUP CORP                COM           03073T102   1,030     37,700   SH       SHARED-DEFINED   1         37,700
AMSURG CORP                    COM           03232P405   1,265     53,400   SH       SHARED-DEFINED   1         53,400
BROADRIDGE FINL SOLUTIONS IN   COM           11133T103   1,426     81,000   SH       SHARED-DEFINED   1         81,000
CABOT OIL & GAS CORP           COM           127097103     864     17,000   SH       SHARED-DEFINED   1         17,000
CAMDEN NATL CORP               COM           133034108   1,208     35,900   SH       SHARED-DEFINED   1         35,900
CARACO PHARMACEUTICAL LABS L   COM           14075T107     504     28,100   SH       SHARED-DEFINED   1         28,100
CENTENE CORP DEL               COM           15135B101     948     67,970   SH       SHARED-DEFINED   1         67,970
CITY HLDG CO                   COM           177835105   1,169     29,300   SH       SHARED-DEFINED   1         29,300
COHEN & STEERS INC             COM           19247A100   1,756     66,300   SH       SHARED-DEFINED   1         66,300
CRA INTL INC                   COM           12618T105     566     17,600   SH       SHARED-DEFINED   1         17,600
DECKERS OUTDOOR CORP           COM           243537107     884      8,200   SH       SHARED-DEFINED   1          8,200
DOVER DOWNS GAMING & ENTMT I   COM           260095104   1,189    139,700   SH       SHARED-DEFINED   1        139,700
DRS TECHNOLOGIES INC           COM           23330X100   1,265     21,700   SH       SHARED-DEFINED   1         21,700
DYNAMEX INC                    COM           26784F103     921     36,400   SH       SHARED-DEFINED   1         36,400
FACTSET RESH SYS INC           COM           303075105     878     16,300   SH       SHARED-DEFINED   1         16,300
FEDERATED INVS INC PA          CL B          314211103   1,519     38,800   SH       SHARED-DEFINED   1         38,800
FIRST ADVANTAGE CORP           CL A          31845F100     805     38,000   SH       SHARED-DEFINED   1         38,000
GENTIVA HEALTH SERVICES INC    COM           37247A102     667     30,660   SH       SHARED-DEFINED   1         30,660
GLOBAL PMTS INC                COM           37940X102   1,704     41,200   SH       SHARED-DEFINED   1         41,200
GREENHILL & CO INC             COM           395259104     466      6,700   SH       SHARED-DEFINED   1          6,700
GREY WOLF INC                  COM           397888108     610     90,000   SH       SHARED-DEFINED   1         90,000
HANGER ORTHOPEDIC GROUP INC    COM NEW       41043F208   1,898    176,100   SH       SHARED-DEFINED   1        176,100
HEALTHSPRING INC               COM           42224N101     605     42,980   SH       SHARED-DEFINED   1         42,980
HELMERICH & PAYNE INC          COM           423452101     703     15,000   SH       SHARED-DEFINED   1         15,000
HENRY JACK & ASSOC INC         COM           426281101   1,724     69,900   SH       SHARED-DEFINED   1         69,900
HUB GROUP INC                  CL A          443320106     911     27,700   SH       SHARED-DEFINED   1         27,700
HURCO COMPANIES INC            COM           447324104   1,637     35,000   SH       SHARED-DEFINED   1         35,000
INTERACTIVE DATA CORP          COM           45840J107   1,829     64,230   SH       SHARED-DEFINED   1         64,230
INVESTMENT TECHNOLOGY GRP NE   COM           46145F105   1,321     28,600   SH       SHARED-DEFINED   1         28,600
ITT EDUCATIONAL SERVICES INC   COM           45068B109   1,102     24,000   SH       SHARED-DEFINED   1         24,000
JDA SOFTWARE GROUP INC         COM           46612K108   1,491     81,700   SH       SHARED-DEFINED   1         81,700
K TRON INTL INC                COM           482730108   1,213     10,100   SH       SHARED-DEFINED   1         10,100
KENDLE INTERNATIONAL INC       COM           48880L107     977     21,760   SH       SHARED-DEFINED   1         21,760
KNIGHT CAPITAL GROUP INC       CL A          499005106     836     51,500   SH       SHARED-DEFINED   1         51,500
LANDAUER INC                   COM           51476K103   1,883     37,400   SH       SHARED-DEFINED   1         37,400
LANDSTAR SYS INC               COM           515098101     913     17,500   SH       SHARED-DEFINED   1         17,500
MACROVISION CORP               COM           555904101     659     48,800   SH       SHARED-DEFINED   1         48,800
MAGELLAN HEALTH SVCS INC       COM NEW       559079207   1,659     41,800   SH       SHARED-DEFINED   1         41,800
MANHATTAN ASSOCS INC           COM           562750109   1,685     73,500   SH       SHARED-DEFINED   1         73,500
MEDICIS PHARMACEUTICAL CORP    CL A NEW      584690309     471     23,900   SH       SHARED-DEFINED   1         23,900
METAVANTE TECHNOLOGIES INC     COM           591407101   1,031     51,600   SH       SHARED-DEFINED   1         51,600
MICROS SYS INC                 COM           594901100   1,865     55,400   SH       SHARED-DEFINED   1         55,400
MICROSTRATEGY INC              CL A NEW      594972408     977     13,200   SH       SHARED-DEFINED   1         13,200
MOBILE MINI INC                COM           60740F105     918     48,300   SH       SHARED-DEFINED   1         48,300
MOLINA HEALTHCARE INC          COM           60855R100   1,147     46,960   SH       SHARED-DEFINED   1         46,960
MSC INDL DIRECT INC            CL A          553530106     934     22,100   SH       SHARED-DEFINED   1         22,100
NATCO GROUP INC                CL A          63227W203     916     19,600   SH       SHARED-DEFINED   1         19,600
NEUSTAR INC                    CL A          64126X201   1,403     53,000   SH       SHARED-DEFINED   1         53,000
OBAGI MEDICAL PRODUCTS INC     COM           67423R108     269     31,000   SH       SHARED-DEFINED   1         31,000
OPPENHEIMER HLDGS INC          CL A NON VTG  683797104   1,409     32,500   SH       SHARED-DEFINED   1         32,500
OPTIONSXPRESS HLDGS INC        COM           684010101     808     39,000   SH       SHARED-DEFINED   1         39,000
PARAMETRIC TECHNOLOGY CORP     COM NEW       699173209   1,051     65,800   SH       SHARED-DEFINED   1         65,800
PEDIATRIX MED GROUP            COM           705324101   1,791     26,570   SH       SHARED-DEFINED   1         26,570
PIONEER DRILLING CO            COM           723655106     637     40,000   SH       SHARED-DEFINED   1         40,000
PROGRESS SOFTWARE CORP         COM           743312100   2,044     68,300   SH       SHARED-DEFINED   1         68,300
QUEST SOFTWARE INC             COM           74834T103   1,414    108,200   SH       SHARED-DEFINED   1        108,200
RES-CARE INC                   COM           760943100   1,182     68,900   SH       SHARED-DEFINED   1         68,900
ROFIN SINAR TECHNOLOGIES INC   COM           775043102   1,827     40,700   SH       SHARED-DEFINED   1         40,700
ROLLINS INC                    COM           775711104   1,277     72,200   SH       SHARED-DEFINED   1         72,200
SCIELE PHARMA INC              COM           808627103     396     20,300   SH       SHARED-DEFINED   1         20,300
SPSS INC                       COM           78462K102   2,079     53,600   SH       SHARED-DEFINED   1         53,600
STANDARD PARKING CORP          COM           853790103   2,556    121,926   SH       SHARED-DEFINED   1        121,926
STIFEL FINL CORP               COM           860630102     871     19,400   SH       SHARED-DEFINED   1         19,400
SUPERIOR ENERGY SVCS INC       COM           868157108   1,066     26,900   SH       SHARED-DEFINED   1         26,900
SVB FINL GROUP                 COM           78486Q101   1,039     23,800   SH       SHARED-DEFINED   1         23,800
SYBASE INC                     COM           871130100   1,859     70,700   SH       SHARED-DEFINED   1         70,700
SYNIVERSE HLDGS INC            COM           87163F106   1,148     68,900   SH       SHARED-DEFINED   1         68,900
TECHNE CORP                    COM           878377100   1,159     17,200   SH       SHARED-DEFINED   1         17,200
TRADESTATION GROUP INC         COM           89267P105     602     70,600   SH       SHARED-DEFINED   1         70,600
TRANSDIGM GROUP INC            COM           893641100   1,334     36,000   SH       SHARED-DEFINED   1         36,000
VCA ANTECH INC                 COM           918194101   1,244     45,500   SH       SHARED-DEFINED   1         45,500
VERIFONE HLDGS INC             COM           92342Y109     763     48,100   SH       SHARED-DEFINED   1         48,100
VIAD CORP                      COM NEW       92552R406   1,700     47,200   SH       SHARED-DEFINED   1         47,200
VITAL SIGNS INC                COM           928469105   1,818     35,900   SH       SHARED-DEFINED   1         35,900
WADDELL & REED FINL INC        CL A          930059100   1,632     50,800   SH       SHARED-DEFINED   1         50,800
WARNACO GROUP INC              COM NEW       934390402   1,759     44,600   SH       SHARED-DEFINED   1         44,600
WESTWOOD HLDGS GROUP INC       COM           961765104   1,712     45,400   SH       SHARED-DEFINED   1         45,400
WEYCO GROUP INC                COM           962149100     985     33,201   SH       SHARED-DEFINED   1         33,201
WILEY JOHN & SONS INC          CL A          968223206   1,973     49,700   SH       SHARED-DEFINED   1         49,700
WOLVERINE WORLD WIDE INC       COM           978097103   1,697     58,500   SH       SHARED-DEFINED   1         58,500
WRIGHT EXPRESS CORP            COM           98233Q105   1,859     60,500   SH       SHARED-DEFINED   1         60,500



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